Consolidated Statements Of Comprehensive (Loss) Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statement Of Comprehensive (Loss) Income [Abstract]
Net income	$ 1,986	$ 7,379
Unrealized (loss) gain on available-for-sale securities:
Unrealized (loss) gain arising during the year	(3,186)	432
Reclassification adjustment for gains included in net income	(291)	(220)
Unrealized (loss) gain on available-for-sale securities	(3,477)	212
Unrealized loss on derivative:
Unrealized gain (loss) arising during the year	164	(375)
Reclassification adjustment for losses included in net income	138	101
Unrealized gain (loss) on derivative	302	(274)
Other comprehensive loss, before taxes	(3,175)	(62)
Income tax benefit (expense) related to other comprehensive income	1,079	(476)
Comprehensive (loss) income	$ (110)	$ 6,841